FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Unrecognised gains or (losses) for derivatives trading (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 85,727	$ 118,018
New trades	818,148	1,327,620
Amortization	(826,558)	(1,320,306)
Sale or transfer	(21,113)	(39,605)
Ending balance	56,204	85,727
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	36,289	61,724
New trades	702,001	1,159,069
Amortization	(687,024)	(1,176,173)
Sale or transfer	(8,292)	(8,331)
Ending balance	42,974	36,289
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	(13,630)	16,580
New trades	(978)	(26,905)
Amortization	(8,767)	4,166
Sale or transfer	168	(7,471)
Ending balance	(23,207)	(13,630)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	63,068	39,714
New trades	117,125	195,456
Amortization	(130,767)	(148,299)
Sale or transfer	(12,989)	(23,803)
Ending balance	$ 36,437	$ 63,068